General (Details)	6 Months Ended
Jun. 30, 2020
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest	9.375%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest	51.00%
Ellomay Pumped Storage (2014) Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest	75.00%
Held By Trustee [Member]
Disclosure of associates [line items]
Proportion of ownership interest	6.67%